Members' Equity (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Outstanding Restricted Class M Units

A detail of the Company’s outstanding restricted Class M Units for the year ended June 30, 2011 is as follows:

	Total Units June 30, 2010	Units Granted	Units Forfeited/ Repurchased	Total Units June 30, 2011	Units Vested Through June 30, 2011	Units Unvested Through June 30, 2011
Class M Units	—	2,505	(449)	2,056	469	1,587
Weighted Average Grant Date Fair Value	$—	$0.20	$0.20	$0.20	$0.20	$0.20

A detail of the Company’s outstanding restricted Class M Units for the year ended June 30, 2012 is as follows:

	Total Units June 30, 2011	Units Granted	Units Forfeited/ Repurchased	Total Units June 30, 2012	Units Vested Through June 30, 2012	Units Unvested Through June 30, 2012
Class M Units	2,056	602	(245)	2,413	915	1,498
Weighted Average Grant Date Fair Value	$0.20	$1.07	$0.16	$0.41	$0.22	$0.53

A detail of the Company’s outstanding restricted Class M Units for the year ended June 30, 2013 is as follows:

	Total Units June 30, 2012	Units Granted	Units Forfeited	Total Units June 30, 2013	Units Vested Through June 30, 2013	Units Unvested Through June 30, 2013
Class M Units	2,413	—	—	2,413	1,421	992
Weighted Average Grant Date Fair Value	$0.41	—	—	$0.41	$0.23	$0.68